Deferred and Contingent Considerations on Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Deferred and Contingent Considerations on Acquisitions [Abstract]
Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements

The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2024, and 2023 are detailed as follows:

	Year ended December 31,
	2024	2023
Current deferred and contingent consideration:
Effecti	126,414	106,096
Leadlovers	56,799	44,021
Ipe	39,199	34,770
Datahub	26,938	23,088
Onclick	22,833	19,102
Smart NX	5,000	-
Total current deferred and contingent consideration	277,183	227,077

Non-current deferred and contingent consideration:
Smart NX	-	5,000
Total non-current deferred and contingent consideration	-	5,000

Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance on January 1, 2022	291,305
Payments	(9,898)
Contingent consideration adjustment	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)	(62,745)
Balance on December 31, 2022	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077
Payments	(7,985)
Interest	53,091
Balance on December 31, 2024	277,183